Capital structure and financial items	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Capital structure and financial items	Capital structure and financial items
4.1 Distribution to shareholders

DKK million	2022	2021	2020
Interim dividend for the year	9,613	8,021	7,570
Dividend for prior year	15,690	13,496	12,551
Share repurchases for the year	24,086	19,447	16,855
Total	49,389	40,964	36,976

Novo Nordisk's guiding principle is that any excess capital after the funding of organic growth opportunities and potential acquisitions should be returned to investors.

The net cash distribution to shareholders in the form of dividends and share repurchases amounts to DKK 49,389 million, compared with a free cash flow of DKK 57,362 million.

The total dividend for 2022 amounts to DKK 27,950 million (DKK 12.40 per share). The 2022 final dividend of DKK 18,337 million (DKK 8.15 per share) is expected to be distributed pending approval at the Annual General Meeting. The interim dividend of DKK 9,613 million (DKK 4.25 per share) was paid in August 2022. The total dividend for 2021 was DKK 23,711 million (DKK 10.40 per share), of which the final dividend of DKK 15,690 million (DKK 6.90 per share) was paid in March 2022. No dividend is declared on treasury shares.

Novo Nordisk's dividend pay-outs are complemented by share repurchase programmes.
4.2 Share capital, Treasury shares and Other reserves

Development in number of shares
Million shares	A shares	B shares	Total
Shares beginning of 2021	537	1,813	2,350
Shares cancelled in 2021	—	(40)	(40)
Outstanding shares end of 2021	537	1,773	2,310
Shares cancelled in 2022	—	(30)	(30)
Outstanding shares end of 2022	537	1,743	2,280

Each A share of DKK 0.2 per share carries 200 votes and each B share of DKK 0.2 per share carries 20 votes. At the end of 2022, the share capital amounted to DKK 107 million in A share capital (DKK 107 million in 2021 and 2020) and DKK 349 million in B share capital (DKK 355 million in 2021 and DKK 363 million in 2020).

Treasury shares		2022	2021
	Market value, DKK million	Number of B shares (million)	Number of B shares (million)
Holding at the beginning of the year	22,858	31.1	37.5
Cancellation of treasury shares	(22,050)	(30.0)	(40.0)
Released allocated shares to employees	(1,350)	(1.8)	(1.1)
Purchase during the year	24,086	30.8	34.7
Value adjustment	4,698	—	—
Holding at the end of the year	28,242	30.1	31.1
At the end of 2022, the holding of treasury shares amounted to 1.3% of the total outstanding shares (1.3% of the outstanding shares in 2021). Treasury shares are primarily acquired to reduce the company's share capital. In addition, a limited part is used to finance Novo Nordisk's long-term share-based incentive programme and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.2 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in retained earnings.

The purchase of treasury shares during the year relates to the remaining part of the 2021 share repurchase programme, totalling DKK 1.6 billion and the DKK 24 billion Novo Nordisk B share repurchase programme for 2022, of which DKK 1.5 billion was outstanding at year-end. The programme ended on 30 January 2023.

Specification of Other reserves
DKK million	Exchange rate ad- justments	Cash flow hedges	Tax and other items	Total
2020
Reserve at the beginning of the year	(839)	(329)	474	(694)
Other comprehensive income, net	(1,689)	1,713	(567)	(543)
Transferred to intangible assets	—	418	(92)	326
Reserve at the end of the year	(2,528)	1,802	(185)	(911)
2021
Other comprehensive income, net	1,624	(3,557)	1,117	(816)
Transferred to intangible assets	—	15	(2)	13
Reserve at the end of the year	(904)	(1,740)	930	(1,714)
2022
Other comprehensive income, net	2,289	2,766	(892)	4,163
Reserve at the end of the year	1,385	1,026	38	2,449
According to Danish corporate law, reserves available for distribution as dividends are based on the financial statements of the parent company, Novo Nordisk A/S. Dividends are paid from distributable reserves. As of 31 December 2022, distributable reserves total DKK 63,136 million (DKK 51,114 million in 2021), corresponding to the parent company's retained earnings and reserve for cash flow hedges and exchange rate adjustments.
4.3 Financial risks

Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low

Novo Nordisk has a centralised management of the Group's financial risks. The overall objectives and policies for the company's financial risk management are outlined in the internal Treasury Policy, which is approved by the Board of Directors. The Treasury Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing Policy and the Policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.

Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated treasury management system to manage all financial positions, and all positions are marked-to-market.

Foreign exchange risk
Foreign exchange risk is the most important financial risk for Novo Nordisk and can have a significant impact on the income statement, statement of comprehensive income, balance sheet and cash flow statement. The majority of Novo Nordisk's sales are in USD, EUR, CNY, JPY, CAD and GBP. The foreign exchange risk is most significant in USD, CNY and CAD, while the EUR exchange rate risk is regarded as low because of Denmark's fixed exchange rate policy towards EUR.

The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow, thereby contributing to the predictability of the financial results.
Novo Nordisk hedges existing assets and liabilities in key currencies as well as future expected cash flows up to a maximum of 24 months forward.

Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the consolidated income statement. The currency hedging strategy balances risk reduction and cost of hedging by use of foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. Expected cash flows are continually assessed using historical inflows, budgets and monthly sales forecasts.

Hedge effectiveness is assessed on a regular basis. Management has chosen to classify the result of hedging activities as part of financial items.

Key currencies
	USD	CNY	JPY	CAD	GBP
Average exchange rate applied (DKK per 100)
2022	708	105	5.40	543	873
2021	629	97	5.73	502	865
2020	654	95	6.13	488	839
Year-end exchange rate applied (DKK per 100)
2022	697	101	5.29	515	838
2021	657	103	5.70	517	885
2020	606	93	5.88	474	824

Foreign exchange rate sensitivity analysis
At year-end, an immediate 5% decrease in the disclosed currencies versus DKK and EUR is estimated by Management to have the following impact on Novo Nordisk's operating profit for the next 12 months.

Sensitivity on operating profit of an immediate 5% decrease in key currencies[1]
DKK million	USD	CNY	JPY	CAD	GBP
2023	(3,180)	(500)	(240)	(320)	(160)
2022	(2,350)	(360)	(230)	(200)	(120)
1. An immediate 5% increase would have the opposite impact of the above.
As per the end of 2022, a positive market value of financial contracts related to hedging of foreign exchange risk of DKK 1,026 million has been deferred for recognition in 2023 (In 2021 a negative market value of DKK 1,740 million was deferred for recognition in 2022).

Sensitivity of an immediate 5% decrease in currency rates on 31 December versus DKK and EUR[2]
DKK million	2022	2021
Sensitivity of all currencies
Income statement	(37)	(113)
Other comprehensive income	3,431	2,677
Total	3,394	2,564
Hereof sensitivity of USD
Income statement	150	87
Other comprehensive income	2,923	2,218
Total	3,073	2,305
2. An immediate 5% increase would have the opposite impact of the above.
The foreign exchange sensitivity analysis comprises effects from the Group's cash, trade receivables and trade payables, current loans, current and non-current financial investments, lease liabilities and foreign exchange forwards. Anticipated currency transactions, investments in foreign subsidiaries and non-current assets are not included.

Financial contracts coverage at year end
Months	USD	CNY[3]	JPY	CAD	GBP
2022	12	0	12	9	11
2021	12	0	12	9	11
3. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.
The table above shows financial contracts existing at year-end to cover the expected future cash flow for the disclosed number of months. During 2022, the hedging horizon varied between 9 and 12 months for USD, JPY, CAD and GBP. Average hedge rate for USD cash flow hedges is 696 at the end of 2022 (628 at the end of 2021).

Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations, causing financial losses for the Group.

Credit risk exposure to financial counterparties

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2022
AAA range	6	10,797	—	10,803
AA range	5,507	—	963	6,470
A range	6,550	124	1,764	8,438
BBB range	124	—	—	124
Not rated or below BBB range	466	—	—	466
Total	12,653	10,921	2,727	26,301
2021
AAA range	477	6,765	—	7,242
AA range	3,726	—	585	4,311
A range	5,637	—	1,105	6,742
BBB range	23	—	—	23
Not rated or below BBB range	857	—	—	857
Total	10,720	6,765	1,690	19,175

Novo Nordisk considers its maximum credit exposure to financial counterparties to be DKK 26,301 million (DKK 19,175 million in 2021). In addition, Novo Nordisk considers its maximum credit exposure to trade receivables, other receivables (less prepayments and VAT receivables) and other financial assets to be DKK 52,714 million (DKK 43,425 million in 2021). Please refer to note 4.9 for details of the Group's total financial assets.

To manage credit risk regarding financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from at least two out of the three selected rating agencies: Standard and Poor's, Moody's and Fitch. Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The credit risk on marketable securities is low, as investments are made in highly liquid bonds with predominantly AAA credit ratings.

Credit risk exposure to non-financial counterparties
Outside the US, Novo Nordisk has no significant concentration of credit risk related to trade receivables or other receivables and prepayments, as the exposure in general is spread over a large number of counterparties and customers. In the US, the three major wholesalers account for a large proportion of total net sales, see note 2.1. However, US wholesaler credit ratings are monitored, and part of the trade receivables are sold on full non-recourse terms; see below for details.

Novo Nordisk closely monitors the current economic conditions of countries impacted by currency fluctuations, high inflation and an unstable political climate. These indicators as well as payment history are taken into account in the valuation of trade receivables. The country risk ratings in 2022 have overall remained unchanged from 2021 to 2022.

Trade receivable programmes
At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2022 amounting to:

DKK million	2022	2021	2020
US	1,394	1,313	1,817
Japan	2,273	2,453	2,351

Novo Nordisk's subsidiaries in the US and Japan employ trade receivable programmes in which trade receivables are sold on full non-recourse terms to optimise working capital.

Please refer to note 3.4 for the split of allowance for trade receivables by geographical segment.

Interest rate risk
Novo Nordisk’s exposure to interest rate risk is considered to be low due to the capital structure. Non-current debt consists of fixed rate instruments. Interest rate risk on marketable securities of DKK 10,921 million is considered low due to a low portfolio duration.

Liquidity risk
The liquidity risk is considered to be low. Novo Nordisk ensures the availability of the required liquidity through a combination of cash management, highly liquid investment portfolios and both uncommitted and committed credit facilities. Novo Nordisk uses cash pools for optimisation and centralisation of cash management.

Financial reserves comprise the sum of cash and cash equivalents at the end of the year, marketable securities with original term to maturity exceeding three months and undrawn committed credit and loan facilities, with a maturity of more than 12 months, less loans and bank overdrafts classified as liabilities arising from financing activities contractually obliged for repayment within 12 months of the balance sheet date.

Financial reserves
DKK million	2022	2021	2020
Cash and cash equivalents (note 4.6)	12,653	10,719	12,226
Marketable securities	10,921	6,765	—
Undrawn committed credit facility[4]	11,527	11,526	11,531
Undrawn bridge facility[5]	—	—	5,577
Borrowings (Note 4.5)	(480)	(12,861)	(576)
Financial reserves	34,621	16,149	28,758

4. The undrawn committed credit facility comprises a EUR 1,550 million facility (EUR 1,550 million in 2021 and EUR 1,550 million in 2020) committed by a portfolio of international banks. The facility matures in 2025.
5. For 2020, the undrawn bridge facility comprises the EUR 750 million (DKK 5,577 million) undrawn portion of EUR 1,500 million bridge facility.

4.4 Derivative financial instruments

Derivative financial instruments	2022			2021
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	59,292	1,591	907	42,351	17	1,667
Forward contracts JPY, GBP and CAD	10,677	373	31	9,032	32	122
Forward contracts, cash flow hedges	69,969	1,964	938	51,383	49	1,789
Forward contracts USD[1]	38,432	639	1,942	30,909	1,607	284
Forward contracts CNH, CAD, EUR, GBP and JPY	4,111	124	23	7,361	34	111
Forward contracts, fair value hedges	42,543	763	1,965	38,270	1,641	395
Total derivative financial instruments	112,512	2,727	2,903	89,653	1,690	2,184
Recognised in the income statement		763	1,965		1,641	395
Recognised in other comprehensive income		1,964	938		49	1,789
1. Average hedge rate for USD cash flow hedges is 696 at the end of 2022 (628 at the end of 2021) and average hedge rate for USD fair value hedges is 714 at the end of 2022 (628 at the end of 2021).

The fair value of cash flow hedges at year-end 2022, a gain of DKK 1,026 million, has been recognised in other comprehensive income.

The financial contracts are expected to impact the income statement within the next 12 months, with deferred gains and losses on cash flow hedges then being transferred to financial income or financial expenses. There is no expected ineffectiveness at 31 December 2022, primarily because hedging instruments match currencies of hedged cash flows.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to foreign exchange risk. None of the derivatives are held for trading. Novo Nordisk uses forward exchange contracts to hedge forecast transactions, assets and liabilities.

Net investments in foreign subsidiaries are currently not hedged.

Accounting policies
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

– hedges of the fair value of a recognised asset or liability (fair value hedge)
– hedges of the fair value of a forecast financial transaction
(cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.
For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecasted transaction is ultimately recognised in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.

For additional disclosures on accounting policies for financial instruments please refer to note 4.9.

4.5 Borrowings

Contractual undiscounted cash flows					2022
DKK million	Leases	Issued Euro-bonds	Loans	Bank over-drafts[1]	Total
2022
Within 1 year	1,088	—	—	480	1,568
1-3 years	1,566	8,556	—	—	10,122
3-5 years	923	3,707	—	—	4,630
More than 5 years	1,416	8,512	—	—	9,928
Total	4,993	20,775	—	480	26,248
Carrying amount end of the year	4,529	20,775	—	480	25,784
Non-current liabilities	3,543	20,775	—	—	24,318
Current liabilities	986	—	—	480	1,466
2021
Within 1 year	946	—	12,503	359	13,808
1-3 years	1,475	4,854	—	—	6,329
3-5 years	942	—	—	—	942
More than 5 years	1,266	4,800	—	—	6,066
Total	4,629	9,654	12,503	359	27,145
Carrying amount end of the year	4,129	9,654	12,503	359	26,645
Non-current liabilities	3,307	9,654	—	—	12,961
Current liabilities	822	—	12,503	359	13,684

Issuance of Eurobonds		Nominal value in millions
Interest	Maturity	EUR	DKK
0.000% Fixed	Jun 2024	650	4,834
0.750% Fixed	Mar 2025	500	3,718
1.125% Fixed	Sep 2027	500	3,718
0.125% Fixed	Jun 2028	650	4,834
1.375% Fixed	Mar 2030	500	3,718

Reconciliation of liabilities arising from financing activities
				Non-cash movements
DKK million	Beginning of the year	Re-payments	Proceeds	Additions[2]	Disposals	Exchange rates	Other	End of the year
2022
Lease liabilities	4,129	(998)	—	1,358	(1)	43	(2)	4,529
Issued Eurobonds	9,654	—	11,120	—	—	(2)	3	20,775
Loans	12,503	(12,623)	—	—	—	120	—	—
Bank overdrafts[1]	358	(2)	95	—	—	27	2	480
Liabilities arising from financing activities	26,644	(13,623)	11,215	1,358	(1)	188	3	25,784
Bank overdrafts[1]	1	(1)	—	—	—	—	—	—
Total borrowings	26,645	(13,624)	11,215	1,358	(1)	188	3	25,784
2021
Lease liabilities	3,672	(874)	—	1,183	—	146	2	4,129
Issued Eurobonds	—	—	9,657	—	—	—	(3)	9,654
Loans	5,577	(5,577)	12,503	—	—	—	—	12,503
Bank overdrafts[1]	576	(238)	—	—	—	17	3	358
Liabilities arising from financing activities	9,825	(6,689)	22,160	1,183	—	163	2	26,644
Bank overdrafts[1]	531	(527)	—	—	—	—	(3)	1
Total borrowings	10,356	(7,216)	22,160	1,183	—	163	(1)	26,645
1. Bank overdrafts includes DKK 480 million classified as financing activities (DKK 358 million in 2021) and none classified as cash and cash equivalents (DKK 1 million in 2021).
2. Includes additions from acquisitions of businesses.

Eurobonds
In 2022, three tranches with aggregate principal amount of EUR 1.5 billion corresponding to DKK 11.1 billion were launched under the programme. Net proceeds of the issuances have been used for general corporate purposes, including refinancing of the bridge loan facility established in connection with Novo Nordisk’s acquisition of Dicerna Pharmaceuticals, Inc. in 2021. In 2021, two tranches with an aggregate principal amount of EUR 1.3 billion corresponding to DKK 9.7 billion were launched. Net proceeds of the issuances have been used by Novo Nordisk for general corporate purposes, including refinancing of the bridge loan facility established in connection with Novo Nordisk’s acquisition of Emisphere Technologies Inc. in 2020. Issued Eurobonds are listed on Euronext Dublin. The total fair value of issued Eurobonds amounts to DKK 18.7 billion (DKK 9.6 billion in 2021).

Sale and repurchase agreement
In 2021, as part of bridge funding the acquisition of Dicerna Pharmaceuticals, Inc., Novo Nordisk entered into a sale and repurchase agreement of marketable securities (REPO). On 31 December 2021, the carrying amount of the assets transferred was DKK 5,937 million, and the associated liabilities amounted to DKK 5,937 million. The repurchase was fixed, and Novo Nordisk therefore retained full exposure from fair value changes of the marketable securities. Therefore, the transaction was treated as a collateralised lending arrangement. The marketable securities were repurchased in 2022.

Accounting policies
The lease liabilities are related to IFRS 16 leases, primarily for premises and company cars and include the present value of future lease payments during the lease term. Lease liabilities are initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. The lease liability is measured using the effective interest method. The lease liability is subsequently remeasured to reflect changes in future lease payments, e.g. changes in lease terms. Issued bonds, loans and bank overdrafts are initially recognised at the fair value of the proceeds received less transaction costs. In subsequent periods these are measured at amortised cost using the effective interest method. The difference between the proceeds received and the nominal value is recognised in financial income or financial expenses over the term of the loan. Where substantially all the risks and rewards of ownership are retained in financial assets that have been transferred, the assets are not derecognised and the proceeds obtained are recognised as a financial liability. For fair value determination please refer to note 4.9.
4.6 Cash and cash equivalents

DKK million	2022	2021	2020
Cash at bank (note 4.3)	12,653	10,720	12,757
Borrowings[1] (note 4.5)	—	(1)	(531)
Cash and cash equivalents	12,653	10,719	12,226
1. Bank overdrafts includes DKK 480 million classified as financing activities (DKK 358 million in 2021) and none classified as cash and cash equivalents (DKK 1 million in 2021).
Cash and cash equivalents at 31 December 2022 includes DKK 458 million that is restricted (DKK 1,123 million in 2021). The restricted cash balance relates to subsidiaries in which availability of currency for remittance of funds is temporarily scarce.

Accounting policies
Cash and cash equivalents consists of cash offset by short-term bank overdrafts. Where short-term bank overdrafts are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement.
4.7 Other non-cash items

DKK million	2022	2021	2020
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.10)	139	58	53
Capital gain/(loss) on investments, net, etc. (note 4.10)	124	(340)	195
Result of associated companies (note 4.10)	189	24	(149)
Share-based payment costs (note 5.1)	1,539	1,040	823
Increase/(decrease) in provisions (note 3.5) and retirement benefit obligations	19,080	16,581	3,605
Other	1,239	(4,354)	3,322
Total other non-cash items	22,310	13,009	7,849
4.8 Change in working capital

DKK million	2022	2021	2020
Inventories	(4,767)	(1,085)	(895)
Trade receivables	(9,917)	(12,909)	(2,822)
Other receivables and prepayments	(968)	(469)	(419)
Trade payables	6,717	3,153	(641)
Other liabilities	4,006	2,595	1,274
Adjustment for payables related to non-current assets	(1,567)	(15)	879
Adjustment related to acquisition of businesses	(143)	(1,409)	—
Change in working capital including exchange rate adjustments	(6,639)	(10,139)	(2,624)
Exchange rate adjustments	1,303	1,483	(1,729)
Cash flow change in working capital	(5,336)	(8,656)	(4,353)
4.9 Financial assets and liabilities

Financial assets by category
DKK million	2022	2021
Other financial assets	559	553
Marketable securities	10,921	6,765
Financial assets at fair value through the income statement	11,480	7,318
Derivative financial instruments (note 4.4)	2,727	1,690
Derivatives used as hedging instruments (assets)	2,727	1,690
Other financial assets	457	363
Trade receivables (note 3.4)	16,593	15,036
Other receivables and prepayments (current and non-current)	6,211	5,304
– less prepayments and VAT receivables	(5,073)	(3,438)
Cash at bank (note 4.6)	12,653	10,720
Financial assets at amortised cost	30,841	27,985
Trade receivables in a factoring portfolio	33,967	25,607
Financial assets at fair value through other comprehensive income	33,967	25,607
Total financial assets at the end of the year by category	79,015	62,600

Financial liabilities by category
Derivative financial instruments (note 4.4)	2,903	2,184
Derivatives used as hedging instruments (liability)	2,903	2,184
Borrowings (non-current) (note 4.5)	24,318	12,961
Borrowings (current) (note 4.5)	1,466	13,684
Trade payables	15,587	8,870
Other liabilities (non-current)	100	360
Other liabilities (current)	23,606	19,600
– less VAT and duties payable	(875)	(590)
Financial liabilities measured at amortised cost	64,202	54,885
Total financial liabilities at the end of the year by category[1]	67,105	57,069
1. Please refer to note 4.5 for a maturity analysis for non-current and current borrowings.
Financial assets with the exception of other financial assets and the non-current part of other receivables and prepayments (DKK 206 million in 2022, DKK 267 million in 2021) are all due within one year. Other financial assets at amortised cost include DKK 433 million which are due in more than five years (DKK 335 million in 2021). Other financial assets measured at fair value through the income statement are minor shareholdings.

Fair value measurement hierarchy
DKK million	2022	2021
Active market data	11,288	7,169
Directly or indirectly observable market data	2,727	1,690
Not based on observable market data	34,159	25,756
Total financial assets at fair value	48,174	34,615
Active market data	—	—
Directly or indirectly observable market data	2,903	2,184
Not based on observable market data	—	—
Total financial liabilities at fair value	2,903	2,184
Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy above. There were no transfers between the 'Active market data' and 'Directly or indirectly observable market data' categories during 2022 or 2021. Disclosed fair value of issued Eurobonds are based on 'Active market data'. There are no significant intangible assets or items of property, plant and equipment measured at fair value. For a description of the credit quality of financial assets such as trade receivables, cash at bank, current debt and derivative financial instruments, please refer to notes 4.3 and 4.4.

Accounting policies
Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:

– Financial assets at fair value through the income statement
– Financial assets used as hedging instruments
– Financial assets at amortised cost
– Financial assets at fair value through other comprehensive income
– Financial liabilities used as hedging instruments
– Financial liabilities at amortised cost

Management determines the classification of its financial instruments on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.
Recognition and measurement
Financial assets at fair value through the income statement consist of equity investments and marketable securities. These financial instruments are initially recognised at fair value. Equity investments are included in other financial assets. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses. For a description of accounting policies on derivative financial instruments designated to hedge accounting, please refer to note 4.4.

Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.

Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business, if longer), they are classified as current assets. If not, they are presented as non-current assets. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, please refer to note 3.4.

Purchases and sales of financial assets are recognised on the settlement date. Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred and Novo Nordisk has substantially transferred all the risks and rewards of ownership.

Financial liabilities at fair value through the income statement consist of financial derivative instruments.

Financial liabilities at amortised cost consist of borrowings (loans, issued Eurobonds, bank overdrafts and lease liabilities), trade payables and other liabilities (primarily employee cost payables, payables related to non-current assets, sales rebates as well as deferred revenue). Other liabilities primarily comprises employee cost payables, payables related to non-current assets, sales rebates as well as deferred revenue. These are initially recognised at the fair value of the proceeds received less transaction costs. The difference between the proceeds received and the nominal value is recognised in financial expenses over the term of the loan using the effective interest method. For initial recognition of lease liabilities refer to note 4.5.

Financial liabilities are derecognised when the obligation is repaid, cancelled or expires.
Fair value measurement
If an active market exists, the fair value of a financial instrument is based on the most recently observed market price at the end of the reporting period.
If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price. Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations. The fair values of quoted investments are based on current bid prices at the end of the reporting period.

Financial assets for which no active market exists are carried at fair value based on a valuation methodology. The fair value of such financial instruments are determined on the basis of quoted market prices of financial instruments traded in active markets. The fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based input are used to measure the fair value.

The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs into the estimate of US wholesaler charge-backs are described in note 2.1.
4.10 Financial income and expenses

Financial income
DKK million	2022	2021	2020
Financial income
Interest income[1]	239	231	337
Foreign exchange gain (net)	—	—	1,142
Financial gain from forward contracts (net)	—	2,316	—
Capital gain on investments, etc.	—	340	—
Result of associated companies	—	—	149
Total financial income	239	2,887	1,628
Financial expenses
Interest expenses[1]	378	289	390
Foreign exchange loss (net)	2,885	1,972	—
Financial loss from forward contracts (net)	1,766	—	1,889
Capital loss on investments, etc.	124	—	195
Capital loss on marketable securities	463	44	—
Result of associated companies	189	24	—
Other financial expenses	181	122	150
Total financial expenses	5,986	2,451	2,624
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial impact from forward contracts, specified
DKK million	2022	2021	2020
Income/(loss) transferred from other comprehensive income	(1,740)	1,802	(329)
Value adjustment of transferred contracts	(3,772)	(1,411)	79
Unrealised fair value adjustments of forward contracts[2]	(1,202)	1,246	(835)
Realised foreign exchange gain/(loss) on forward contracts	4,948	679	(804)
Financial income/(expense) from forward contracts	(1,766)	2,316	(1,889)
2. Please refer to note 4.4 Derivative financial instruments for information on open fair value hedge contracts at 31 December.
Accounting policies
As described in note 4.3, Management has chosen to classify the result of hedging activities as part of financial items in the income statement except for foreign currency-risk cash flow hedges on highly probable non-financial asset purchases, where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Financial items primarily relate to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.
In addition, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.